Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Raw materials and consumables	€ 125.6	€ 134.2
Work in progress	67.0	64.6
Finished goods and goods for resale	253.8	258.3
Total inventories	446.4	457.1
Inventory valuation, hedge account basis adjustment	(4.2)	(55.2)	€ (27.6)
Inventory write-down	13.6	11.5	8.3
Other reserves
Inventory [Line Items]
Inventory valuation, hedge account basis adjustment	(4.2)	(55.2)	€ (27.6)
Inventory | Other reserves
Inventory [Line Items]
Inventory valuation, hedge account basis adjustment	€ (0.4)	€ (8.4)